Warrant Liabilities (Details) - Schedule of Private Warrants - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Schedule of Private Warrants [Abstract]
Balance at begining	$ 1,716	$ 7,112
Acquired private warrants
Fair value remeasurement	(1,055)	(5,396)
Balance at ending	$ 661	$ 1,716